UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Investment Grade Income Portfolio                                                                                         as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 26.8%

Security	Principal Amount (000’s omitted)	Value
Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$327,409
		$327,409
Banks — 1.8%
National Australia Bank, 8.60%, 5/19/10	$690	$756,394
North Fork Bancorp, 7.428%, 8/15/12 (1)	1,377	1,378,031
		$2,134,425
Building and Development — 0.2%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$234,750
		$234,750
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$101,932
		$101,932
Diversified Manufacturing — 1.3%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$68,384
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,352,249
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	93,371
		$1,514,004
Drugs — 0.9%
Abbott Laboratories, 5.60%, 5/15/11	$750	$764,530
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	351,842
		$1,116,372
Financial Services — 9.5%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,414,836
Associates Corp., N.A., 5.96%, 5/15/37	30	31,672
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	429,090
CIT Group, Inc., 5.80%, 10/1/36	965	899,313
Countrywide Financial Corp., 5.80%, 6/7/12	1,100	1,032,044
General Electric Capital Corp., MTN, 4.207%, 3/2/09 (1)	710	700,238
Goldman Sachs Group, Inc., 5.625%, 1/15/17	775	753,281
HSBC Finance Corp., 5.25%, 1/14/11	775	772,780
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,128,499
Lehman Brothers Holdings, 6.50%, 7/19/17	865	878,201
Merrill Lynch & Co., 5.70%, 5/2/17	785	764,590
Merrill Lynch & Co., MTN, 5.782%, 1/31/08 (1)	260	260,157
Morgan Stanley, 3.875%, 1/15/09	945	931,011
Residential Capital, LLC, 7.50%, 4/17/13	575	464,806
Washington Mutual Bank, 6.875%, 6/15/11	870	899,387
		$11,359,905

Foods — 2.8%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,265,713
Delhaize Group, 6.50%, 6/15/17 (2)	500	505,165
General Mills, Inc., 5.65%, 9/10/12	180	181,796
Kroger Co., 6.80%, 4/1/11	595	623,182
McDonald’s Corp., 8.875%, 4/1/11	690	775,054
		$3,350,910
Household Products — 0.8%
Procter and Gamble Co., 4.95%, 8/15/14	$990	$973,969
		$973,969
Lodging and Gaming — 0.3%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$315,000
		$315,000
Medical Products — 1.5%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,223,004
Laboratory Corp. of America, 5.50%, 2/1/13	545	527,565
		$1,750,569
Oil and Gas-Equipment and Services — 2.0%
Burlington Resources, 9.875%, 6/15/10	$635	$712,814
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,675,766
		$2,388,580
Retail-Department Stores — 0.4%
Federated Retail Holding, 5.90%, 12/1/16	$500	$479,315
		$479,315
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$625,813
		$625,813
Super Regional Banks — 3.0%
Bank of America Corp., 5.49%, 3/15/19	$750	$720,773
SunTrust Banks, 6.00%, 1/15/28	1,990	1,998,111
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	939,885
		$3,658,769
Telecommunications — 0.2%
Harris Corp., 6.35%, 2/1/28	$225	$226,650
		$226,650
Tobacco — 0.5%
Altria Group, Inc., 7.65%, 7/1/08	$655	$668,801
		$668,801

Utilities — 0.7%
Georgia Power Co., 5.70%, 6/1/17	$865	$866,580
		$866,580
Total Corporate Bonds (identified cost $32,543,862)		$32,093,753

Mortgage-Backed Securities — 25.0%

Security	Principal Amount (000’s omitted)	Value
FHLB, 4.125%, 2/15/08	$1,000	$996,944
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	713	658,246
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	87	88,317
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	545	548,324
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	885	890,819
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	4,825	4,731,793
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	18	17,704
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	189	189,030
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23	17	16,671
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	90	90,047
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	657	652,868
FNMA, 4.875%, 12/15/16	4,590	4,560,619
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	76	75,891
FNMA, Pool #256673, 5.50%, 4/1/37	7,311	7,165,276
FNMA, Pool #448183, 5.50%, 10/1/13	108	108,148
FNMA, Pool #535454, 6.00%, 2/1/15	194	197,416
FNMA, Pool #545937, 6.00%, 6/1/14	178	180,978
FNMA, Pool #545948, 6.00%, 12/1/14	129	130,740
FNMA, Pool #918109, 5.00%, 5/1/37	7,447	7,107,588
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	1,025	1,061,983
GNMA, Pool #781412, 6.50%, 2/15/17	459	469,657
Total Mortgage-Backed Securities (identified cost $30,002,504)		$29,939,059

Commercial Mortgage-Backed Securities — 15.2%

Security	Principal Amount (000’s omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,104,892
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	1,105	1,090,185
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,066	1,053,844
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	1,419	1,427,584
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	827	828,665
GSMSC, Series 2001-Rock, Class A2FL, 6.025%, 5/3/18 (1)(2)	2,000	2,020,891
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	415	407,205
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	918,123
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	895,040
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,398,445
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,158,929
MLMT, Series 2006-2, Class A4, 5.91%, 6/12/46 (1)	1,165	1,201,570
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	1,150	1,154,700
USAOT Series 2007-2, Class A2, 5.04%, 4/15/10	1,105	1,104,976
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	1,170	1,152,566
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42 (1)	1,350	1,317,839
Total Commercial Mortgage-Backed Securities (identified cost $18,078,390)		$18,235,454

U.S. Treasury Obligations — 25.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36 (3)	$3,500	$3,319,260
U.S. Treasury Bond, 6.00%, 2/15/26	3,300	3,738,283
U.S. Treasury Bond, 6.25%, 8/15/23	3,500	4,021,993
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,308,678
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,382	3,334,492
U.S. Treasury Note, 4.25%, 11/15/13	1,500	1,496,133
U.S. Treasury Note, 4.625%, 2/15/17 (3)	5,500	5,527,071
U.S. Treasury Note, 4.875%, 8/15/16	760	778,051
Total U.S. Treasury Obligations (identified cost $30,036,682)		$30,523,961

Put Swaptions Purchased — 0.4%

Security	Contracts	Value
Options to receive Libor Rate flat and pay for 5.293%, expires 2/13/08	5,500,000	$68,200
Options to receive Libor Rate flat and pay for 5.422%, expires 8/13/08	6,000,000	240,060
Options to receive Libor Rate flat and pay for 5.44%, expires 2/11/09	3,500,000	200,935
Options to receive Libor Rate minus 0.47% and pay 5.40%, expires 11/29/07	1,475,000	675
Total Put Swaptions Purchased (identified cost $494,000)		$509,870

Preferred Stocks — 4.4%

Security	Shares	Value
Banks — 1.2%
Zion Capital Trust B, 8.00%, 9/1/32 (4)	1,450,000	$1,450,193
		$1,450,193
Financial Services — 1.1%
Federal Home Loan Mortgage Corp., Series V, 5.57%, 12/13/11	60,000	$1,327,200
		$1,327,200
Insurance — 1.8%
RAM Holdings, Ltd., 7.50%, 12/15/66 (1)(2)	2,000	$2,073,250
		$2,073,250
Thrifts & Mortgage Finance — 0.3%
Indymac Bank FSB, 8.50%, 5/29/49 (2)	21,150	$385,328
		$385,328
Total Preferred Stocks (identified cost $5,417,348)		$5,235,971

Short-Term Investments — 11.0%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (5)(6)	9,065	$9,064,725
Investment in Cash Management Portfolio, 5.01% (6)	2,167	2,166,557

Security	Principal Amount (000’s omitted)	Value
Countrywide Financial Corp., Commercial Paper, 12.08%, 10/16/07	$1,000	$994,968
Old Line Funding Corp., Commercial Paper, 5.29%, 10/12/07 (7)	1,000	998,383
Total Short-Term Investments (identified cost $13,224,633)		$13,224,633
Total Investments — 108.3% (identified cost $129,797,419		$129,762,701
Other Assets, Less Liabilities — (8.3)%		$(9,912,035)
Net Assets — 100.0%		$119,850,666

CHAIT	—	Chase Issuance Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GECMC	—	General Electric Commercial Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMSC	—	Goldman Sachs Mortgage Securities Corporation II
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
NASC	—	Nomura Asset Securities Corporation
PAC	—	Planned Amortization Class
USAOT	—	USAA Auto Owner Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust

(1)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $4,984,634 or 4.2% of the Portfolio’s net assets.

(3)	All or a portion of these securities were on loan at September 30, 2007.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $8,892,957 and received $9,075,625 of cash collateral for the loans.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $566,848 and $136,327, respectively.

(7)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

A summary of financial instruments at September 30, 2007 is as follows:

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
JP Morgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$3,103
JP Morgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	4,567
HSBC Bank, PLC	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(107,875)
						$(100,205)

At September 30, 2007, the Portfolio had sufficient cash/or securities to cover potential obligations arising from open credit default contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,079,259
Gross unrealized appreciation	$963,799
Gross unrealized depreciation	(1,280,357)
Net unrealized depreciation	$(316,558)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	November 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	November 23, 2007

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 23, 2007